Shareholder Report	6 Months Ended
Jun. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2024
C000226875
Shareholder Report [Line Items]
Fund Name	ARGA Emerging Markets Value Fund
Class Name	Institutional Class
Trading Symbol	ARMIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the ARGA Emerging Markets Value Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.argainvest.com/arga-emerging-markets-value-fund/. You can also request this information by contacting us at 866-234-ARGA (866-234-2742).
Additional Information Phone Number	866-234-ARGA (866-234-2742)
Additional Information Website	https://www.argainvest.com/arga-emerging-markets-value-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARGA Emerging Markets Value Fund, Institutional Class Shares	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
AssetsNet	$ 726,143,421
Holdings Count | Holding	56
Advisory Fees Paid, Amount	$ 2,270,767
InvestmentCompanyPortfolioTurnover	10.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$726,143,421	56	$2,270,767	10%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	0.0%
Peru	1.4%
Hungary	1.4%
United States	3.0%
Thailand	3.1%
Macao	3.1%
Hong Kong	3.2%
India	4.4%
South Africa	7.2%
Taiwan	9.7%
Brazil	9.8%
South Korea	15.6%
China	31.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
SK Hynix	5.6%
Gree Electric Appliances of Zhuhai, Class A	4.1%
Samsung Electronics	4.1%
Alibaba Group Holding	3.9%
Yageo	3.2%
Tencent Holdings	3.2%
China Overseas Land & Investment	3.1%
MTN Group	3.0%
Banco Bradesco	2.7%
Naspers, Class N	2.4%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-234-ARGA (866-234-2742)
Updated Prospectus Web Address	https://www.argainvest.com/arga-emerging-markets-value-fund/
C000226877
Shareholder Report [Line Items]
Fund Name	ARGA International Value Fund
Class Name	Institutional Class Shares
Trading Symbol	ARVIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the ARGA International Value Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.argainvest.com/arga-international-value-fund/. You can also request this information by contacting us at 866-234-ARGA (866-234-2742).
Additional Information Phone Number	866-234-ARGA (866-234-2742)
Additional Information Website	https://www.argainvest.com/arga-international-value-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARGA International Value Fund, Institutional Class Shares	$38	0.75%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.75%
AssetsNet	$ 70,761,986
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 80,835
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$70,761,986	76	$80,835	15%

Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	17.4%
Italy	3.0%
Hong Kong	3.3%
Canada	3.3%
Spain	4.1%
United Kingdom	4.2%
Switzerland	4.6%
Brazil	6.1%
South Korea	6.5%
United States	7.5%
Japan	10.2%
France	10.4%
China	14.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Accor	4.9%
Tencent Holdings	4.0%
Nidec	3.5%
Las Vegas Sands	3.5%
SK Hynix	3.4%
Prudential	3.2%
Alibaba Group Holding	3.1%
Boliden	2.8%
UBS Group	2.7%
Banco Bilbao Vizcaya Argentaria	2.6%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-234-ARGA (866-234-2742)
Updated Prospectus Web Address	https://www.argainvest.com/arga-international-value-fund/
C000243045
Shareholder Report [Line Items]
Fund Name	ARGA Value Fund
Class Name	Institutional Class
Trading Symbol	ARUIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Institutional Class Shares of the ARGA Value Fund (the "Fund") for the period from January 1, 2024 to June 30, 2024.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.argainvest.com/arga-value-fund/. You can also request this information by contacting us at 866-234-ARGA (866-234-2742).
Additional Information Phone Number	866-234-ARGA (866-234-2742)
Additional Information Website	https://www.argainvest.com/arga-value-fund/
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ARGA Value Fund, Institutional Class Shares	$33	0.65%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%
AssetsNet	$ 1,138,331
Holdings Count | Holding	48
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of June 30, 2024

Total Net Assets	Number of Holdings	Total Advisory Fees Paid	Portfolio Turnover Rate
$1,138,331	48	$0	17%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Value	Value
Consumer Staples	4.2%
Industrials	4.2%
Communication Services	6.7%
Information Technology	9.6%
Energy	10.5%
Health Care	10.8%
Materials	10.8%
Consumer Discretionary	20.2%
Financials	22.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Tapestry	4.5%
Alcoa	4.1%
Citigroup	3.9%
Bank of America	3.6%
PVH	3.5%
Mohawk Industries	3.4%
Las Vegas Sands	3.3%
QUALCOMM	3.2%
Gilead Sciences	3.1%
Walt Disney	3.1%

Material Fund Change [Text Block]

Material Fund Changes

There were no material changes during the reporting period.
Updated Prospectus Phone Number	866-234-ARGA (866-234-2742)
Updated Prospectus Web Address	https://www.argainvest.com/arga-value-fund/